PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2016
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
4	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

		December 31,
		2015	2016
		RMB	RMB
Prepaid expenses and other current assets:
Prepaid rental expenses		17,925	25,038
Interest receivable from time deposits		11,485	5,945
Prepaid advertising deposits		10,975	11,875
Prepaid advertising expenses		9,991	14,193
Prepaid value-added tax		7,176	50,587
Housing loans made to employees	(a)	2,290	4,968
Staff advances	(b)	423	1,404
Others	(c)	5,838	12,078
Total prepaid expenses and other current assets		66,103	126,088

(a)
Before 2016, the Company provided one-year housing loans to the employees to help them finance their purchase of apartments. In 2016, the Company provided five-year loans to the employees, which amounted to RMB12,751 and were included in other non-current assets.

(b)	Staff advances are provided to staff for traveling and related expenses and are expensed when incurred.
(c)	Others mainly represent other deposits, professional fees and other miscellaneous prepaid expenses.